Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0002031009
Document Type	F-1
Entity Registrant Name	Skyline Builders Group Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office A, 15/F, Tower A
Entity Address, Address Line Two	Capital Tower
Entity Address, Address Line Three	No. 38 Wai Yip Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2811-9688
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
City Area Code	+1-800
Local Phone Number	221-0102
Contact Personnel Name	COGENCY GLOBAL INC.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168